Note 3 - Regulated Operations (Details) - Bad Debt Rider (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Bad Debt Experience	$ 21	$ 23	$ 31
Total Refund	42	40	32
Amount to be Refunded in 2014	25	16
Amount to be Refunded in 2015	17
Refunded in 2012 [Member]
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Amount Refunded			19
Refunded in 2013 [Member]
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Amount Refunded		$ 24	$ 13